Consolidated statements of financial position - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 215,989	$ 26,093
Restricted cash	1,139	4,326
Trade and other receivables, net	328,195	403,907
Gas in storage	2,993	6,177
Fair value of derivative financial assets	27,462	36,353
Income taxes recoverable	8,238	6,641
Other current assets	169,720	203,270
Total current assets excluding assets classified as held for sale	753,736	686,767
Assets classified as held for sale		7,611
Total current assets	753,736	694,378
Non-current assets
Investments	32,889	32,889
Property and equipment, net	17,827	28,794
Intangible assets, net	70,723	98,266
Goodwill	163,770	272,692
Fair value of derivative financial assets	10,600	28,792
Deferred income tax assets	3,744	3,572
Other non-current assets	35,262	56,450
Total non-current assets	334,815	521,455
TOTAL ASSETS	1,088,551	1,215,833
Current liabilities
Trade and other payables	909,589	685,665
Deferred revenue	1,408	852
Income taxes payable	4,126	5,799
Fair value of derivative financial liabilities	12,929	113,438
Provisions	6,786	1,529
Current portion of long-term debt	654,180	253,485
Total current liabilities excluding liabilities associated with assets classified as held for sale	1,589,018	1,060,768
Liabilities relating to assets classified as held for sale		4,906
Total current liabilities	1,589,018	1,065,674
Non-current liabilities
Long-term debt	1,560	528,518
Fair value of derivative financial liabilities	61,169	76,268
Deferred income tax liabilities	2,749	2,931
Other non-current liabilities	19,078	37,730
Total non-current liabilities	84,556	645,447
TOTAL LIABILITIES	1,673,574	1,711,121
SHAREHOLDERS' DEFICIT
Shareholders' capital	1,537,863	1,246,829
Equity component of convertible debentures		13,029
Contributed deficit	(11,634)	(29,826)
Accumulated deficit	(2,201,869)	(1,809,557)
Accumulated other comprehensive income	91,009	84,651
Non-controlling interest	(392)	(414)
TOTAL SHAREHOLDERS' DEFICIT	(585,023)	(495,288)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,088,551	$ 1,215,833